CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
NON CURRENT ASSETS
Property, plant and equipment	$ 517,403	$ 473,646
Prepaid taxes	3,823	2,852
Other financial assets	22,110	19,547
Deferred income tax asset	27,636	23,053
Prepayments and other receivables	235	241
TOTAL NON CURRENT ASSETS	571,207	519,339
CURRENT ASSETS
Inventories	5,738	3,515
Trade receivables	19,519	18,426
Prepayments and other receivables	7,518	7,402
Prepaid taxes	26,048	15,815
Other financial assets	21,378	2,480
Cash and cash equivalents	134,755	73,563
TOTAL CURRENT ASSETS	214,956	121,201
TOTAL ASSETS	786,163	640,540
Equity attributable to owners of the Company
Share capital	61	60
Share premium	239,191	236,046
Reserves	129,606	130,118
Accumulated losses	(283,933)	(260,459)
Attributable to owners of the Company	84,925	105,765
Non-controlling interest	41,915	35,828
TOTAL EQUITY	126,840	141,593
NON CURRENT LIABILITIES
Borrowings	418,540	319,389
Provisions and other long-term liabilities	46,284	42,509
Deferred income tax liability	2,286	2,770
Trade and other payables	25,921	34,766
TOTAL NON CURRENT LIABILITIES	493,031	399,434
CURRENT LIABILITIES
Borrowings	7,664	39,283
Derivative financial instrument liabilities	19,289	3,067
Current income tax liabilities	42,942	5,155
Trade and other payables	96,397	52,008
TOTAL CURRENT LIABILITIES	166,292	99,513
TOTAL LIABILITIES	659,323	498,947
TOTAL EQUITY AND LIABILITIES	$ 786,163	$ 640,540